Discontinued operations - (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 555,523	$ 829,258
Accounts receivable, net	356,330	402,309
Other receivables, net	97,768	99,405
Due from related parties	13,791	29,983
Prepayments and other current assets	104,160	202,054
Total current assets of discontinued operations	1,127,572	1,563,009
OTHER ASSETS:
Property and equipment, net	122,383	153,516
Right-of-use assets	23,512	52,813
Long-term deposits, net	16,687	18,993
Intangible assets, net		2,556,761
Goodwill		478,657
Total other assets of discontinued operations	162,582	3,260,740
Total assets of discontinued operations	1,290,154	4,823,749
CURRENT LIABILITIES:
Account payable	3,126,502	3,216,364
Bank loans - current	550,169	3,548,242
Othr payables and accrued liabilities	1,076,953	1,134,345
Due to related parties	19,352	53,671
Due to Infobird Cayman	17,632,181	14,013,927
Deferred revenue	1,166,920	1,460,249
Taxes payable	688,787	653,085
Lease liabilities - current	19,375	39,861
Total current liabilities of discontinued operations	24,280,239	24,119,744
OTHER LIABILITIES:
Bank loans - noncurrent		18,170
Lease liablities - noncurrent		8,602
Total other liabilities of discontinued operations		26,772
Total liabilities of discontinued operations	$ 24,280,239	$ 24,146,516